Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Fund Allocator Series
Entity Central Index Key	0001022804
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Core Equity (IU) Fund
Class Name	Advisor
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Core Equity (IU) Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-internalusefunds-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin U.S. Core Equity (IU) Fund	$0	0.00%
[1]
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Franklin U.S. Core Equity (IU) Fund returned 16.70%. The Fund compares its performance to the S&P 500 Index, which returned 16.33% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection among health care stocks
↑	Selection among utilities stocks
↑	Selection within the communication services sector

Top detractors from performance:
↓	Selection within the information technology sector
↓	Selection among industrials stocks
↓	Selection among financials stocks

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	Since Inception (8/19/2019)
Franklin U.S. Core Equity (IU) Fund	16.70	15.94	15.94
Russell 3000 Index	15.68	15.19	15.01
S&P 500 Index	16.33	15.88	15.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236. Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 1,084,221,791
Holdings Count | $ / shares	181	[2]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	63.98%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$1,084,221,791
Total Number of Portfolio Holdings*	181
Total Management Fee Paid	$0
Portfolio Turnover Rate	63.98%
[2]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-internalusefunds-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin International Core Equity (IU) Fund
Class Name	Advisor
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin International Core Equity (IU) Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-internalusefunds-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin International Core Equity (IU) Fund	$0	0.00%
[4]
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Franklin International Core Equity (IU) Fund returned 12.96%. The Fund compares its performance to the MSCI EAFE Index, which returned 13.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection among utilities stocks
↑	Selection among financials stocks
↑	Selection within the health care sector

Top detractors from performance:
↓	Underweight allocation to financials stocks
↓	Underweight allocation to industrials stocks
↓	Selection among energy stocks

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	Since Inception (8/19/2019)
Franklin International Core Equity (IU) Fund	12.96	10.61	9.84
MSCI All Country World ex-U.S. Index-NR	14.73	9.11	8.44
MSCI EAFE Index	13.35	10.89	9.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236. Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 435,753,638
Holdings Count | $ / shares	181	[5]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	65.93%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$435,753,638
Total Number of Portfolio Holdings*	181
Total Management Fee Paid	$0
Portfolio Turnover Rate	65.93%
[5]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-internalusefunds-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Emerging Market Core Equity (IU) Fund
Class Name	Advisor
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Emerging Market Core Equity (IU) Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-internalusefunds-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Emerging Market Core Equity (IU) Fund	$0	0.00%
[7]
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Franklin Emerging Market Core Equity (IU) Fund returned 18.74%. The Fund compares its performance to the MSCI Emerging Markets Index, which returned 17.87% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection among consumer discretionary stocks
↑	Selection among financials stocks
↑	Selection within the real estate sector

Top detractors from performance:
↓	Selection among information technology stocks
↓	Selection within the industrials sector
↓	Selection among materials stocks

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	Since Inception (9/30/2019)
Franklin Emerging Market Core Equity (IU) Fund	18.74	6.24	6.72
MSCI All Country World ex-U.S. Index-NR	14.73	9.11	7.99
MSCI Emerging Markets Index	17.87	5.85	6.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236. Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 161,965,908
Holdings Count | $ / shares	185	[8]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	59.40%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$161,965,908
Total Number of Portfolio Holdings*	185
Total Management Fee Paid	$0
Portfolio Turnover Rate	59.40%
[8]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[9]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-internalusefunds-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
*	Does not include derivatives, except purchased options, if any.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Does not include derivatives, except purchased options, if any.